Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital

We monitor the following ratios:

	2020	2019
Adjusted net debt to adjusted EBITDA	2.6	2.5
Debt to capital [1] (Limit: 0.65:1.00)	0.34:1.00	0.33:1:00
Adjusted EBITDA to adjusted finance costs	7.4	8.0
1 Calculated as adjusted total debt to adjusted capital.

Components of Ratios

Adjusted EBITDA is calculated in Note 3, while the calculation of the remaining components included in the above ratios are set out in the following tables:

	2020	2019
Short-term debt	159	976
Current portion of long-term debt	14	502
Current portion of lease liabilities	249	214
Long-term debt	10,047	8,553
Lease liabilities	891	859
Total debt	11,360	11,104
Letters of credit - financial	150	158
Adjusted total debt	11,510	11,262

	2020	2019
Total debt	11,360	11,104
Cash and cash equivalents	(1,454)	(671)
Unamortized fair value adjustments	(404)	(424)
Adjusted net debt	9,502	10,009

	2020	2019
Total shareholders' equity	22,365	22,869
Accumulated other comprehensive loss	119	251
Adjusted shareholders' equity	22,484	23,120
Adjusted total debt	11,510	11,262
Adjusted capital	33,994	34,382

	2020	2019
Finance costs	520	554
Unwinding of discount on asset retirement obligations	(33)	(54)
Borrowing costs capitalized to property, plant and equipment	20	18
Interest on net defined benefit pension and other post-retirement plan obligations	(13)	(15)
Adjusted finance costs	494	503